INCOME AND EXPENSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finance income [Abstract]
Interest income	$ 546,029	$ 139,697	$ 24,042
Net foreign exchange gain	0	354,772	377,003
Finance income	546,029	494,469	401,045
Finance costs [Abstract]
Interest expense	(122,736)	(88,138)	(45,541)
Net foreign exchange loss	(48,588)	0	0
Other finance costs	(15,795)	0	(6,734)
Total finance costs	(187,119)	(88,138)	(52,275)
Other income and expenses [Abstract]
Other income	629,815	60,470	0
Impairment of property, plant and equipment	(198,750)	0	0
Loss on disposal of property, plant and equipment	(16,353)	0	0
Loss on derecognition of financial asset	0	(250,000)	0
Other income and expenses	414,712	(189,530)	0
Depreciation and amortization [Abstract]
Amortization of right-of-use assets	(521,099)	(249,387)	(119,706)
Depreciation of property, plant and equipment	(124,752)	(177,147)	(33,728)
Total depreciation and amortisation	(645,851)	(426,534)	(153,434)
Employee benefits expense [Abstract]
Wages and salaries	(7,119,583)	(4,714,673)	(2,739,427)
Employee benefits	(1,530,951)	(808,717)	(376,974)
Post-employment benefits	(180,661)	(134,074)	(67,496)
Share-based payment expenses	(3,791,541)	(2,589,413)	(8,340,328)
Total employee benefits expense	$ (12,622,736)	$ (8,246,877)	$ (11,524,225)